Corporate Information	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Corporate Information
1.
Corporate information

Overview

Kaspi.kz operates a two-sided Super App business model: the Kaspi.kz Super App for consumers and the Kaspi Pay Super App for merchants and entrepreneurs. Our offerings include payments, marketplace and fintech solutions for both consumers and merchants. Our business model, reinforced by our highly recognizable brand and continuing product innovation, generates powerful network effects, which has resulted in growth across all our platforms and strong financial performance.

Kaspi.kz Segments

Our segment reporting is based on our three business platforms:

•
Payments: Our Payments Platform facilitates transactions between and among merchants and consumers. For consumers, our Payments Platform is a highly convenient way to pay for shopping transactions, regular household bills and make peer-to-peer payments. For merchants, our Payments Platform enables them to accept payments online and in-store, issue and instantly settle invoices, pay suppliers and monitor merchants’ turnover. Our Payments Platform is our main customer acquisition tool and we consider it to be fundamental for high levels of customer engagement. Having achieved scale with consumers and merchants, our Payments Platform brings more value to consumers and merchants. Payments Platform proprietary data facilitates informed decision-making across multiple areas of our business.
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Marketplace: Our Marketplace Platform connects both online and offline merchants with consumers, enabling merchants to increase their sales through an omnichannel strategy and allowing consumers to purchase a broad selection of products and services from a wide range of merchants. Marketplace has three main propositions—m-Commerce, e-Commerce and Kaspi Travel. m-Commerce is our mobile solution for shopping in person, while consumers can use e-Commerce to shop anywhere, anytime and typically with free delivery. Kaspi Travel allows consumers to book domestic and international flights, domestic rail tickets and international package holidays. We help merchants increase their sales by connecting them to our Payments and Fintech products, Kaspi Advertising and our delivery services. Other than in e-Grocery, our Marketplace Platform is a “3P” model, enabling third-party merchants to sell their products directly to consumers. Following the completion of our investment in Kolesa JSC (see “Information about the group of companies”), we have access to a widely recognized classifieds platforms in Kazakhstan and Autoelon.uz, an Uzbekistan car marketplace and member of the Kolesa Group.
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Fintech: Our Fintech Platform provides consumers with BNPL, finance and savings products, and merchants with merchant finance services. All Fintech services can be accessed through our Super Apps, fully digitally, with users identified using Kaspi ID biometrics technology. We incentivize consumers and merchants to prepay any finance products prior to contractual maturity without penalty, which helps to drive frequency of transactions. We lend only in local currency and we fund our financing products mainly using Kaspi Deposits, which are primarily local currency savings accounts. As we add more opportunities to transact with the Kaspi.kz Super App, we anticipate that consumers will keep more of their deposits with us.

Information about the group of companies

Joint Stock Company Kaspi.kz (“the Company” or “the Group”) was incorporated in the Republic of Kazakhstan in 2008. The Company is regulated by the National Bank of the Republic of Kazakhstan (“NBRK”) and the Agency of the Republic of Kazakhstan for Regulation and Development of Financial Market. The registered address of the Company is 154A, Nauryzbai Batyr street, Almaty, 050013, the Republic of Kazakhstan.

On 8 October 2021, the Group acquired 100% of Portmone Group. This transaction was accounted as an asset acquisition as the Group did not acquire any substantive processes or activities that would constitute a “business”. Substantially all of the consideration paid has been allocated to the cost of intangible assets acquired, which is mainly represented by its customer base and software.

On 21 January 2022, Kaspi Cloud LLC, a separate legal entity fully owned by Kaspi Office LLC, was established. Kaspi Cloud LLC is providing data center services to other companies of the Group, that support the storage, maintenance and processing of information using server software and equipment.

On 12 December 2022, the Group acquired 100% of Kaspi Office 2 LLC. This transaction was accounted as an asset acquisition, as the concentration test applied in accordance with IFRS 3 “Business Combinations” indicated that substantially all of the gross assets’ fair value acquired are concentrated in a single identifiable asset, represented by one of the Group’s office buildings in Almaty. As such, the acquired assets are determined not to be a business. Substantially all of the consideration paid has been allocated to the cost of buildings acquired and liabilities assumed. In April 2023 Kaspi Office 2 LLC was merged with Kaspi Office LLP.

On 3 February 2023, Kaspi Shop LLC, our subsidiary, acquired a 51% share in “Magnum E-commerce Kazakhstan” LLC, followed by an acquisition of an additional 39.01% of the shares in “Magnum E-commerce Kazakhstan” LLC to 90.01%. The remaining 9.99% is owned by “Magnum Cash&Carry” LLС, the largest retail food chain in Kazakhstan. For more details please see Note 28.

On 12 October 2023, Kaspi Shop LLC, our subsidiary, acquired 39.758% of the shares of Kolesa JSC from Krysha & Kolesa Holding B.V. (“the Kolesa Group”), an indirect subsidiary of Baring Vostok Private Equity Fund V. On 12 October 2023, Mikheil Lomtadze, Chairman of the Management Board and significant shareholder of the Group, who is also a significant shareholder of Kolesa Group, has assigned 11% of the shares of Kolesa Group to Kaspi Shop LLC in trust, under a trust management agreement to Kaspi Shop LLC, which enables Kaspi Shop LLC to hold approximately 50.76% of the voting rights in Kolesa Group, allowing Kaspi Shop LLC to vote with these shares in a manner consistent with Kaspi Shop LLC’s interests. Therefore, the Trust Management Agreement gives control over the board of directors of Kolesa Group. For more details please see Note 28.

The Company is the parent of the following directly and indirectly held subsidiaries:

Subsidiary	Type of operation	Country of operation	Ownership as at 31 December 2021	Ownership as at 31 December 2022	Ownership as at 31 December 2023
Kaspi Pay LLC	Payment processing services	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Shop LLC	Marketplace	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Travel LLC	Online travel	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kolesa Group	Classifieds	Kazakhstan	-	-	Indirectly (39.76%)
Magnum E-commerce Kazakhstan LLC	E-Grocery	Kazakhstan	-	-	Indirectly (90.01%)
Kaspi Bank JSC	Banking	Kazakhstan	Indirectly (98.95%)	Indirectly (98.95%)	Indirectly (98.95%)
ARK Balance LLC	Distressed asset management	Kazakhstan	Indirectly (98.95%)	Indirectly (98.95%)	Indirectly (98.95%)
Kaspi Office LLC	Real estate	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Group JSC	Holding Company	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Digital Classifieds LLC	Classifieds	Azerbaijan	Indirectly (100%)	Indirectly (100%)	Indirectly (100%)
Portmone Group	Payment processing services	Ukraine	Indirectly (100%)	Indirectly (100%)	Indirectly (100%)
Kaspi Cloud LLC	Storage and processing of information	Kazakhstan	-	Indirectly (100%)	Indirectly (100%)
Kaspi Office 2 LLC	Real estate	Kazakhstan	-	Indirectly (100%)	-

The shareholders are as follows:

	2021	2022	2023
	%	%	%
Baring Funds*	28.71	28.80	27.53
Mikheil Lomtadze	23.30	24.55	24.67
Vyacheslav Kim	24.13	23.35	23.47
Public Investors	21.01	20.18	20.92
Management	2.85	3.12	3.41

Total	100.00	100.00	100.00

* As at 31 December 2021, 2022 and 2023, Asia Equity Partners Limited, held 22.33%, 22.36% and 21.06% of total shares, respectively, and Baring Fintech Nexus Limited, held 6.38%, 6.44% and 6.47% of total shares, respectively, on behalf of Baring Funds.

The Board of Directors of the Company authorized the issuance of these consolidated financial statements on 26 February 2024.